Net fee and commission income	6 Months Ended
Jun. 30, 2025
Net Fee And Commission Income [Abstract]
Net fee and commission income

	Half-year to 30 Jun 2025 £m	Half-year to 30 Jun 2024 £m	Half-year to 31 Dec 2024 £m

Fee and commission income:
Current accounts	341	314	330
Credit and debit card fees	636	631	655
Commercial banking and treasury fees	183	188	185
Unit trust and insurance broking	31	32	39
Factoring	34	35	34
Other fees and commissions	239	258	242
Total fee and commission income	1,464	1,458	1,485
Fee and commission expense	(608)	(568)	(616)
Net fee and commission income	856	890	869
Current account and credit and debit card fees principally arise in Retail; commercial banking, treasury and factoring fees arise in Commercial Banking; and unit trust and insurance broking fees arise in Insurance, Pensions and Investments.